Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables
	As of December 31,
	2017	2016
	US$’000	US$’000
Trade payables	22,973	25,447
Other payables	5,877	4,576
	28,850	30,023